PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Sensitivity to a Change of the Significant Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		$ 1,499	$ 2,276
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		861	1,184
Present value of defined benefit obligation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		4,932	6,739	$ 7,604
Present value of defined benefit obligation | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		$ 866	$ 1,190	$ 1,438
Discount rate | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 519
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ (425)
Discount rate | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (14)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	12
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 95
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ (77)
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(1)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	1
Rate of compensation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (130)
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 132
Rate of compensation | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(12)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	13
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (52)
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 64
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(4)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	5
Expected life of beneficiaries | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 121
Duration of reasonably possible increase in actuarial assumption		1 year
Expected life of beneficiaries | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	7
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 17
Duration of reasonably possible increase in actuarial assumption		1 year
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 0